INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)

Software	119,328	116,229
Trademarks and domain names	144,262	1,194,482
Customer relationships	4,080	4,080
Non‑competition agreements	1,300	1,300
Advertising resources	2,231,495	2,437,610
License	349,912	349,912
Total	2,850,377	4,103,613
Less: accumulated amortization	(1,452,824)	(2,158,991)
Less: accumulated impairment	(256,280)	(257,646)
Net book value	1,141,273	1,686,976

Amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 amounted to RMB621.2 million, RMB491.0 million and RMB584.5 million, respectively.

On April 20, 2022, the Group completed the acquisition of Shengdu. Intangible assets arising from the acquisition of RMB1,051 million was recognized by the Group, which consisted of RMB1,050 million of trademark and RMB1 million of software (Note 23).

9. INTANGIBLE ASSETS, NET (CONTINUED)

Estimated amortization expenses relating to the existing intangible assets with finite lives for future periods is as follows:

Amounts
RMB
(in thousands)

Within 1 year	620,739
Between 1 and 2 years	257,349
Between 2 and 3 years	122,490
Between 3 and 4 years	115,973
Thereafter	570,425
Total	1,686,976